SCHEDULE OF CHANGES IN ASSET RETIREMENT OBLIGATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($)		Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Dec. 31, 2024 JPY (¥)
Asset Retirement Obligation
Balance as of July 1		$ 113		¥ 16,281	¥ 15,779
Addition					359
Accretion			[1]	3	143
Retirement (a)	[2]	(110)		(15,898)
Balance as of June 30		$ 3		386	¥ 16,281
Restroration obligation				15,898
Deposits held by landlord				¥ 12,851
Cash						¥ 3,047

[1]	Less than US$1,000
[2]	During the year ended June 30, 2025, the Company closed its restaurant in Wakayama and executed an early termination of the underlying lease agreement upon mutual agreement with landlord. The Company has fully settled its restoration obligation of JPY15,898 thousand by i) offsetting the amount against the deposits held by the landlord of JPY12,851 thousand and ii) settling the residual amount of JPY3,047 thousand in cash in December 2024. No gain or loss has been recognized.